Acquisitions, Dispositions And Other Adjustments (FCC Auction 97 and Spectrum Narrative) (Details) - Spectrum Licenses [Member] - USD ($) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FCC Auction 97 [Member]
Business Acquisition [Line items]
Payments to Acquire Intangible Assets		$ 921	$ 17,268
Acquisition of intangible assets through a group purchase - value/amount of assets acquired	$ 18,189
License purchase agreement description	251 Advanced Wireless Service (AWS) spectrum
Spectrum Swaps [Member]
Business Acquisition [Line items]
Finite-lived Intangible Assets, Fair Value Disclosure				$ 2,122
Gain (Loss) on Disposition of Intangible Assets				$ 714
Other Acquisitions [Member]
Business Acquisition [Line items]
Acquisition of intangible assets through a group purchase - value/amount of assets acquired					$ 489	$ 1,263